Stock Based Compensation - Legacy NeuroRx 2016 Omnibus Incentive Plan (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Vested substitute options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	$ 1,014,640
Vested substitute options | General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	993,500
Vested substitute options | Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	21,140
Unvested substitute options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost	$ 25,877,473